Segment Information - Combined income statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,362,000,000	$ 7,149,000,000	$ 6,785,000,000
Sales to former parent	0	4,000,000	4,000,000
Other revenues	146,000,000	0	3,000,000
Net sales and other revenues	7,508,000,000	7,153,000,000	6,792,000,000
Segment contribution	1,486,000,000	1,407,000,000	1,316,000,000
Amortization of intangible assets	(1,084,000,000)	(1,019,000,000)	(1,033,000,000)
Impairment charges on intangible assets	0	(378,000,000)	(57,000,000)
General & administration (corporate)	(243,000,000)	(206,000,000)	(202,000,000)
Other (expense)/income, net	(346,000,000)	(52,000,000)	(101,000,000)
Operating (loss)	(187,000,000)	(248,000,000)	(77,000,000)
Interest expense	(113,000,000)	(24,000,000)	(27,000,000)
Other financial income & expense	(32,000,000)	(28,000,000)	(23,000,000)
(Loss) before taxes	(332,000,000)	(300,000,000)	(127,000,000)
Depreciation of property, plant & equipment	(267,000,000)	(239,000,000)	(215,000,000)
Depreciation of right-of-use assets	(66,000,000)	0
Impairment charges on property, plant & equipment, net	(8,000,000)	(2,000,000)	0
Equity-based compensation	(114,000,000)	(93,000,000)	(71,000,000)
Unallocated amounts [member]
Disclosure of operating segments [line items]
Depreciation of property, plant & equipment	0	0	0
Depreciation of right-of-use assets	0	0
Impairment charges on property, plant & equipment, net	0	0	0
Equity-based compensation	(15,000,000)	(12,000,000)	(10,000,000)
Surgical [member]
Disclosure of operating segments [line items]
Net sales to third parties	4,174,000,000	3,999,000,000	3,733,000,000
Sales to former parent	0	2,000,000	3,000,000
Other revenues	0	0	0
Net sales and other revenues	4,174,000,000	4,001,000,000	3,736,000,000
Segment contribution	923,000,000	813,000,000	691,000,000
Impairment charges on intangible assets	0	(378,000,000)
Surgical [member] | Operating segments [member]
Disclosure of operating segments [line items]
Depreciation of property, plant & equipment	(112,000,000)	(114,000,000)	(106,000,000)
Depreciation of right-of-use assets	(42,000,000)	0
Impairment charges on property, plant & equipment, net	(3,000,000)	(1,000,000)	0
Equity-based compensation	(55,000,000)	(45,000,000)	(34,000,000)
Vision Care [member]
Disclosure of operating segments [line items]
Net sales to third parties	3,188,000,000	3,150,000,000	3,052,000,000
Sales to former parent	0	2,000,000	1,000,000
Other revenues	146,000,000	0	3,000,000
Net sales and other revenues	3,334,000,000	3,152,000,000	3,056,000,000
Segment contribution	563,000,000	594,000,000	625,000,000
Impairment charges on intangible assets	0	0
Vision Care [member] | Operating segments [member]
Disclosure of operating segments [line items]
Depreciation of property, plant & equipment	(155,000,000)	(125,000,000)	(109,000,000)
Depreciation of right-of-use assets	(24,000,000)	0
Impairment charges on property, plant & equipment, net	(5,000,000)	(1,000,000)	0
Equity-based compensation	$ (44,000,000)	$ (36,000,000)	$ (27,000,000)